UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2000

Check  here  if  Amendment  [ ];  Amendment     Number:
This  Amendment  (Check  only  one.):  [ ] is  a  restatement.
                                       [ ] adds  new  holdings entries.

Institutional  Investment  Manager  Filing this  Report:
Name:     Metropolitan West Capital Management, LLC
Address:  610  Newport  Center  Drive,  Suite 150
          Newport  Beach,  CA  92660

Form  13F  File  Number:  28-05723

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:
Name:   Roberta  J.  Allbritton
Title:  Director  of Operations
Phone:  (949)  718-9701
Signature,  Place,  and  Date  of  Signing:

/S/ Roberta J. Allbritton         Newport Beach, CA          08/04/2000
--------------------------        -----------------          ----------
[Signature]                       [City, State]              [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other Included Managers:                  1
                                            -----------

Form  13F Information Table Entry Total:             79
                                            -----------

Form  13F Information Table Value Total:    $   715,316
                                            -----------
                                            (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Number   Name

28-_05507______   __Metropolitan West Securities, Inc. __


[Repeat as necessary.]

                                     SECURITIES AND EMISSION 13-F WORKSHEET
                                                 SEC 13F WORKSHEET
                                                 AS OF 06/30/2000

                                                             ITEM 4              ITEM 6     ITEM 7           ITEM 8
ITEM 1                             ITEM 2         ITEM 3    Mkt Value  ITEM 5  INVESTMENT   Other       VOTING AUTHORITY
NAME OF ISSUE                    TITLE OF CLASS  CUSIP NO   (X$1000)  SHARES   DISCRETION  MANAGERS   SOLE    SHARED  NONE
-------------------------------  -------------  ----------  --------  -------  ----------  --------  -------  ------  ----
AFLAC INC                        COM             001055102     221      4,800                SOLE      4,800     0        0
AES CORPORATION                  COM             00130H105   1,981     43,420                SOLE     43,420     0        0
A T & T CORP                     COM             001957109     620     19,616                SOLE     19,616     0        0
ALBERTSON'S INC                  COM             013104104   2,668     80,238                SOLE     80,238     0        0
ALCAN ALUM LTD                   COM             013716105     276      8,900                SOLE      8,900     0        0
ALCATEL SA ADR                   ADR             013904305  40,535    609,548                SOLE    609,548     0        0
AMERICAN EXPRESS COMPANY         COM             025816109     747     14,325                SOLE     14,325     0        0
AMERICAN HOME PRODUCTS CORP      COM             026609107     640     10,900                SOLE     10,900     0        0
AMERICAN INTERNATIONAL GROUP     COM             026874107     911      7,750                SOLE      7,750     0        0
ANHEUSER BUSCH COS INC           COM             035229103  21,557    288,632                SOLE    288,632     0        0
ARDEN REALTY GROUP INC.          COM             039793104  17,001    723,443                SOLE    723,443     0        0
AVENTIS SPONSORED ADR            ADR             053561106  26,173    360,707                SOLE    360,707     0        0
BP AMOCO PLC ADRS                ADR             055622104     751     13,275                SOLE     13,275     0        0
BANCO BILBAO VISCAYA             ADR             05946K101     159    10,800                 SOLE     10,800     0        0
BANK OF NEW YORK CO INC          COM             064057102     307      6,600                SOLE      6,600     0        0
BANK OF TOKYO - MITSUBISHI       ADR             065379109   9,971    822,340                SOLE    822,340     0        0
BRISTOL-MYERS SQUIBB CO          COM             110122108   1,542     26,475                SOLE     26,475     0        0
COMERICA INC.                    COM             200340107  16,964    378,021                SOLE    378,021     0        0
CONOCO INC-CL B                  COM             208251405     204      8,295                SOLE      8,295     0        0
DEAN FOODS CO                    COM             242361103  16,094    507,895                SOLE    507,895     0        0
DEUTSCHE TELEKOM AG-SPON ADR     ADR             251566105     271      4,770                SOLE      4,770     0        0
DOW CHEMICAL                     COM             260543103   8,442    279,644                SOLE    279,644     0        0
DUKE ENERGY CORP                 COM             264399106  21,902    388,502                SOLE    388,502     0        0
ENRON CORP                       COM             293561106  29,391    455,672                SOLE    455,672     0        0
EXXON MOBIL CORP (NEW)           COM             30231G102     498      6,340                SOLE      6,340     0        0
FEDERATED DEPART STORES INC      COM             31410H101  12,795    379,121                SOLE    379,121     0        0
FLEET BOSTON FINL CORP           COM             339030108  24,520    721,187                SOLE    721,187     0        0
GANNETT COMPANY INC              COM             364730101     200      3,345                SOLE      3,345     0        0
GENERAL ELECTRIC CO              COM             369604103     218      4,104                SOLE      4,104     0        0
GROUPE DANONE SPONSORED ADR      ADR             399449107     229      8,500                SOLE      8,500     0        0
HALLIBURTON CO (HOLDING CO)      COM             406216101  25,412    538,534                SOLE    538,534     0        0
HEWLETT-PACKARD CO               COM             428236103     253      2,030                SOLE      2,030     0        0
HONEYWELL INTERNATIONAL INC      COM             438516106  15,816    469,513                SOLE    469,513     0        0
IMC GLOBAL INC                   COM             449669100  12,437    956,728                SOLE    956,728     0        0
ING GROEP NV ADR                 ADR             456837103  21,480    318,222                SOLE    318,222     0        0
INTEL CORP                       COM             458140100     372      2,780                SOLE      2,780     0        0
INTERNATIONAL BUSINESS MACHINE   COM             459200101  22,571    206,011                SOLE    206,011     0        0
INVENSYS PLC ADR                 ADR             461204109     102     13,650                SOLE     13,650     0        0
JOHNSON & JOHNSON                COM             478160104     262      2,570                SOLE      2,570     0        0
KAO CORP ADR                     ADR             485537203     346      1,131                SOLE      1,131     0        0
KIMBERLY CLARK                   COM             494368103  21,033    371,754                SOLE    371,754     0        0
KOMATSU LTD - SPONSORED ADR      ADR             500458401     310     11,000                SOLE     11,000     0        0
KROGER CO                        COM             501044101  21,019    952,718                SOLE    952,718     0        0
MARSH & MCLENNAN COS             COM             571748102     439      4,200                SOLE      4,200     0        0
MATSUSHITA ELEC INDL             ADR             576879209  23,948     93,181                SOLE     93,181     0        0
MINNESOTA MINING & MFG CO        COM             604059105  19,675    238,479                SOLE    238,479     0        0
MOLEX INC - CLASS A              COM             608554200  25,576    730,745                SOLE    730,745     0        0
MORGAN ST DEAN WITTER & CO       COM             617446448     225      2,700                SOLE      2,700     0        0
MOTOROLA INC                     COM             620076109  22,269    766,267                SOLE    766,267     0        0
NEC CORP. - SPONSORED ADR        ADR             629050204     339      2,140                SOLE      2,140     0        0
NABISCO GROUP HOLDINGS           ADR             62952P102     677     26,114                SOLE     26,114     0        0
NESTLE SA SPNSRD ADR REP RG SH   ADR             641069406     339      3,375                SOLE      3,375     0        0
NEWS CORP LTD ADR NEW            ADR             652487703     301      5,520                SOLE      5,520     0        0
PHARMACIA CORP                   COM             71713U102  24,060    465,493                SOLE    465,493     0        0
POHANG IRON & STEEL SPNSRD ADR   ADR             730450103   7,593    316,395                SOLE    316,395     0        0
SBC COMMUNICATIONS INC           COM             78387G103  27,937    645,951                SOLE    645,951     0        0
SANWA BANK LTD ADR               ADR             803030204  11,862    148,350                SOLE    148,350     0        0
SCHERING-PLOUGH INC              COM             806605101     237      4,700                SOLE      4,700     0        0
SCHLUMBERGER LTD                 COM             806857108   1,415     18,955                SOLE     18,955     0        0
STATE STREET CORP                COM             857477103     742      7,000                SOLE      7,000     0        0
TELE DANMARK A/S                 ADR             879242105     248      7,300                SOLE      7,300     0        0
TELEFONICA SA -SPON ADR          ADR             879382208  22,081    344,666                SOLE    344,666     0        0
TELEFONOS DE MEXICO S A          ADR             879403780     331      5,800                SOLE      5,800     0        0
TEXACO INC                       COM             881694103  22,614    424,678                SOLE    424,678     0        0
TOTAL FINA ELF SA SPON ADR       ADR             89151E109   1,306     17,005                SOLE     17,005     0        0
TRIGON HEALTHCARE INC.           COM             89618L100  30,357    588,745                SOLE    588,745     0        0
UNILEVER N V -NY SHARES          COM             904784709     229      5,329                SOLE      5,329     0        0
UNION CARBIDE CORP               COM             905581104  11,096    224,163                SOLE    224,163     0        0
UNITED PARCEL SERVICE - CL B     COM             911312106     858     14,550                SOLE     14,550     0        0
UNOCAL CORP                      COM             915289102     356     10,760                SOLE     10,760     0        0
UNUMPROVIDENT CORP               COM             91529Y106  13,334    664,646                SOLE    664,646     0        0
UPM KYMMENE ADR                  ADR             915436109     210      8,200                SOLE      8,200     0        0
VIVENDI SPONS ADR                ADR             92851S105     250     14,080                SOLE     14,080     0        0
WASHINGTON MUTUAL INC            COM             939322103  15,640    541,636                SOLE    541,636     0        0
WELLS FARGO & CO (NEW)           COM             949746101     709     18,300                SOLE     18,300     0        0
WEYERHAEUSER COMPANY             COM             962166104  12,834    298,464                SOLE    298,464     0        0
WILLIAMS COMPANIES INC.          COM             969457100     226      5,420                SOLE      5,420     0        0
WORLDCOM INC                     COM             98157D106     249      5,425                SOLE      5,425     0        0
XEROX CORP                       COM             984121103  15,553    749,536                SOLE    749,536     0        0
                                                                      715,316
                                                                    (thousands)